Quarterly Report
September 30, 2022
MFS®  Global Growth Portfolio
MFS® Variable Insurance Trust II
WGO-Q3

Portfolio of Investments
9/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Alcoholic Beverages – 2.4%
Diageo PLC	15,708	$658,413
Kweichow Moutai Co. Ltd., “A”	1,500	394,555
		$1,052,968
Apparel Manufacturers – 4.9%
Adidas AG	3,616	$419,639
Burberry Group PLC	22,948	457,609
LVMH Moet Hennessy Louis Vuitton SE	1,184	695,996
NIKE, Inc., “B”	6,598	548,426
		$2,121,670
Automotive – 1.1%
Aptiv PLC (a)	6,073	$474,969
Brokerage & Asset Managers – 2.1%
Blackstone, Inc.	1,563	$130,823
Charles Schwab Corp.	10,769	773,968
		$904,791
Business Services – 10.0%
Accenture PLC, “A”	4,279	$1,100,987
CGI, Inc. (a)	6,395	481,425
Cognizant Technology Solutions Corp., “A”	5,595	321,377
Equifax, Inc.	3,446	590,748
Fidelity National Information Services, Inc.	6,259	472,992
Fiserv, Inc. (a)	9,175	858,505
Thomson Reuters Corp.	1,787	183,441
Verisk Analytics, Inc., “A”	1,802	307,295
		$4,316,770
Cable TV – 0.3%
Charter Communications, Inc., “A” (a)	424	$128,620
Computer Software – 8.4%
Adobe Systems, Inc. (a)	1,467	$403,718
Black Knight, Inc. (a)	7,488	484,698
Microsoft Corp.	9,271	2,159,216
Naver Corp.	4,480	597,078
		$3,644,710
Computer Software - Systems – 2.9%
Apple, Inc.	7,610	$1,051,702
Samsung Electronics Co. Ltd.	5,968	219,284
		$1,270,986
Construction – 1.9%
Otis Worldwide Corp.	6,891	$439,646
Sherwin-Williams Co.	1,845	377,764
		$817,410
Consumer Products – 5.0%
Church & Dwight Co., Inc.	9,935	$709,756
Estee Lauder Cos., Inc., “A”	1,054	227,559
KOSE Corp.	6,600	671,852
Reckitt Benckiser Group PLC	8,376	553,582
		$2,162,749

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 4.5%
Amphenol Corp., “A”	12,368	$828,161
Fortive Corp.	11,556	673,715
TE Connectivity Ltd.	4,130	455,787
		$1,957,663
Electronics – 3.3%
Analog Devices, Inc.	3,035	$422,897
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,748	599,763
Texas Instruments, Inc.	2,703	418,370
		$1,441,030
Food & Beverages – 2.8%
McCormick & Co., Inc.	7,032	$501,171
Nestle S.A.	5,038	545,513
PepsiCo, Inc.	1,112	181,545
		$1,228,229
Gaming & Lodging – 0.9%
Flutter Entertainment PLC (a)	3,546	$388,621
General Merchandise – 1.3%
B&M European Value Retail S.A.	93,647	$317,994
Dollarama, Inc.	4,175	239,677
		$557,671
Health Maintenance Organizations – 0.5%
Cigna Corp.	770	$213,652
Insurance – 2.7%
Aon PLC	2,850	$763,429
Marsh & McLennan Cos., Inc.	2,579	385,019
		$1,148,448
Internet – 7.9%
Alphabet, Inc., “A” (a)	24,210	$2,315,686
Gartner, Inc. (a)	974	269,496
Tencent Holdings Ltd.	24,800	837,546
		$3,422,728
Leisure & Toys – 2.0%
Electronic Arts, Inc.	7,271	$841,327
Machinery & Tools – 1.3%
Daikin Industries Ltd.	2,100	$324,492
Schindler Holding AG	1,491	231,282
		$555,774
Medical & Health Technology & Services – 2.1%
ICON PLC (a)	4,900	$900,522
Medical Equipment – 10.1%
Abbott Laboratories	2,537	$245,480
Agilent Technologies, Inc.	2,360	286,858
Becton, Dickinson and Co.	2,805	625,038
Boston Scientific Corp. (a)	21,234	822,393
Danaher Corp.	2,751	710,556
STERIS PLC	3,470	576,992
Stryker Corp.	1,906	386,041

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Thermo Fisher Scientific, Inc.	1,428	$724,267
		$4,377,625
Other Banks & Diversified Financials – 7.2%
Credicorp Ltd.	2,889	$354,769
HDFC Bank Ltd.	43,454	752,967
Julius Baer Group Ltd.	4,790	208,429
Mastercard, Inc., “A”	1,029	292,586
Moody's Corp.	1,950	474,065
Visa, Inc., “A”	5,783	1,027,350
		$3,110,166
Pharmaceuticals – 1.4%
Roche Holding AG	1,870	$609,730
Printing & Publishing – 0.9%
Wolters Kluwer N.V.	3,954	$384,966
Railroad & Shipping – 2.7%
Canadian Pacific Railway Ltd.	17,527	$1,169,401
Restaurants – 1.0%
Starbucks Corp.	5,098	$429,558
Specialty Chemicals – 0.7%
Sika AG	1,555	$311,386
Specialty Stores – 3.6%
Alibaba Group Holding Ltd. (a)	45,012	$451,511
Ross Stores, Inc.	7,922	667,587
TJX Cos., Inc.	7,034	436,952
		$1,556,050
Telecommunications - Wireless – 2.2%
American Tower Corp., REIT	2,693	$578,187
Cellnex Telecom S.A.	12,225	376,914
		$955,101
Utilities - Electric Power – 0.9%
Xcel Energy, Inc.	5,828	$372,992
Total Common Stocks		$42,828,283
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 2.64% (v)	398,147	$398,187

Other Assets, Less Liabilities – 0.1%		51,063
Net Assets – 100.0%		$43,277,533
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $398,187 and $42,828,283, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund’s Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund’s adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$29,390,448	$—	$—	$29,390,448
Canada	2,073,944	—	—	2,073,944
United Kingdom	—	1,987,598	—	1,987,598
Switzerland	—	1,906,340	—	1,906,340
China	—	1,683,612	—	1,683,612
Japan	—	996,344	—	996,344
South Korea	—	816,362	—	816,362
India	—	752,967	—	752,967
France	—	695,996	—	695,996
Other Countries	954,532	1,570,140	—	2,524,672
Mutual Funds	398,187	—	—	398,187
Total	$32,817,111	$10,409,359	$—	$43,226,470
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$263,435	$6,375,966	$6,241,216	$(16)	$18	$398,187
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,643	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2022, are as follows:
United States	69.0%
Canada	4.8%
United Kingdom	4.6%
Switzerland	4.4%
China	3.9%
Japan	2.3%
South Korea	1.9%
India	1.7%
France	1.6%
Other Countries	5.8%
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.